INCOME TAXES (Details 1)	Mar. 31, 2022 CAD ($)
Statement [Line Items]
Tax losses (capital)	$ 2,116,000
Tax losses (non-capital)	10,355,000
Resources pools	31,070,000
Other	1,088,000
Within One Year
Statement [Line Items]
Tax losses (capital)	0
Tax losses (non-capital)	0
Resources pools	0
Other	0
One to Five Years
Statement [Line Items]
Tax losses (capital)	0
Tax losses (non-capital)	0
Resources pools	0
Other	0
After Five Years
Statement [Line Items]
Tax losses (capital)	0
Tax losses (non-capital)	10,355,000
Resources pools	0
Other	1,011,000
No Expiry Date
Statement [Line Items]
Tax losses (capital)	2,116,000
Tax losses (non-capital)	0
Resources pools	31,070,000
Other	$ 77,000